Summary of Significant Accounting Policies - Schedule of Components of Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Property and equipment			$ 27,804,787	$ 33,925,420
Less: Accumulated depreciation			(8,301,302)	(5,823,949)
Property and equipment, net			19,503,485	28,101,471
Depreciation	$ 1,498,572	$ 1,564,357	3,026,483	2,396,966
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Total Property and equipment			1,056,551	1,251,187
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total Property and equipment			9,864,846	8,876,402
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total Property and equipment			186,464	167,581
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total Property and equipment			16,696,926	$ 23,630,250
Buildings and improvements | Deluxe
Property, Plant and Equipment [Line Items]
Finance lease, right-of-use assets			9,000,000
Buildings and improvements | Excel
Property, Plant and Equipment [Line Items]
Finance lease, right-of-use assets			$ 2,000,000